CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating activities:
Net loss	$ (12,334)	$ (23,676)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	340	479
Stock-based compensation	1,089	2,983
Fair value of cash-settled options	38	0
Issuance of warrants	45	0
Amortization of right-of-use assets	503	415
Loss on disposal of fixed asset	0	128
Accretion of investment discount, net	0	(2)
Amortization of debt discount	0	70
Impairment of long-lived assets and other charges	1,257	0
Impairment of inventory	53	0
Change in operating assets and liabilities:
Accounts receivable, net	285	585
Inventory	(525)	12
Other current assets	(1,804)	411
Accounts payable	(33)	(543)
Accrued compensation	(740)	(2,985)
Deferred revenue	(424)	72
Lease liabilities, net	(427)	(364)
Other current and long-term liabilities	2,268	(451)
Net cash used in operating activities	(10,409)	(22,866)
Investing activities:
Maturities of short-term investments	0	2,550
Purchases of property and equipment	(171)	(194)
Net cash (used in) provided by investing activities	(171)	2,356
Financing activities:
Proceeds from issuance of common stock and warrants, net of issuance costs	0	23,377
Proceeds from long-term loan, net of issuance costs	430	10,000
Repayments of long-term loans	0	(20,000)
Proceeds from sale of common stock upon exercise of stock options	0	1
Net cash provided by financing activities	430	13,378
Net (decrease) increase in cash and cash equivalents	(10,150)	(7,132)
Cash and cash equivalents at beginning of period	14,055	21,187
Cash and cash equivalents at end of period	3,905	14,055
Supplemental cash flow information:
Interest paid	0	719
Income taxes paid	0	0
Property and equipment in accounts payable	$ 0	$ 32